Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	4 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Feb. 21, 2012 Plan 3
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value			$ 50	$ 10	$ 10	$ 20
Share repurchase plans, start date				Nov. 23, 2011	Jan. 01, 2012	Feb. 22, 2012
Share repurchase plans, end date				Dec. 31, 2011	Feb. 20, 2012	Apr. 22, 2012
Ordinary shares repurchased	82,100	627,697
Ordinary shares repurchased, value	$ 1.4	$ 10.4